CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, ¥ in Millions	12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 24,573	$ 23,409	$ 13,564
Adjustments to reconcile net income to net cash generated from operating activities:
Stock-based compensation	1,783	503	625
Depreciation of property, plant and equipment	2,034	1,808	1,848
Amortization of other intangible assets	437	592	771
Provision of inventories	58	527	67
Change in allowance for doubtful accounts	(1,008)	(517)	(371)
Losses on disposition of property, plant and equipment	38	112	151
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(170)	2,385	1,036
(Increase) in inventories	(505)	(281)	(89)
(Increase) decrease in prepayments and other assets	(1,315)	327	(420)
Decrease (increase) in deferred tax assets	547	(370)	154
Decrease (increase) in deferred cost	43	635	(45)
(Increase) in other non-current assets	(327)	(586)	(422)
Increase in accrued expenses and other liabilities	3,450	7,944	5,132
Increase (decrease) in income tax payable	397	(60)	1,567
Increase in deferred revenue	7,091	6,321	7,360
Increase in refundable fees	229	910	674
Increase in deferred tax liabilities	529	434	536
(Increase) in amount due from a related party	(105)
Net cash generated from operating activities	37,779	44,093	32,138
CASH FLOWS FROM INVESTING ACTIVITIES
Maturity (purchase) of term deposits	804	(4,880)	7,275
(Placement) of restricted cash	(16,656)	(16,607)
Release of restricted cash	16,405
Acquisition of property, plant and equipment	(4,648)	(2,241)	(2,128)
Acquisition of other intangible assets	(154)	(452)	(271)
Payment of deposit for the acquisition of non-current assets	(62)		(370)
Net cash (used in) generated from investing activities	(4,311)	(24,180)	4,506
CASH FLOWS FROM FINANCING ACTIVITIES
Loan repayment	(16,071)
Bank borrowing	16,656	16,062
Issuance of new ordinary shares		29,088
Repurchase of ordinary shares	(3,333)		(93)
Proceeds from share options exercised by employees	18	491	603
Loan to optionees in connection with exercise of options		(510)	(408)
Repayment of loan to optionees in connection with exercise of options	1,042	1,242	295
Dividends paid to shareholders	(28,199)	(20,258)	(16,056)
Net cash (used in) generated from financing activities	(29,887)	26,115	(15,659)
Exchange rate effect on cash and cash equivalents	(3,757)	128	1,211
Net (decrease) increase in cash and cash equivalents	(176)	46,156	22,196
Cash and cash equivalents at beginning of the year	118,075	71,919	49,723
Cash and cash equivalents at end of the year	117,899	118,075	71,919
Supplemental schedule of cash flow information
Income tax paid	(4,418)	(4,049)	(1,539)
Supplemental schedule of non-cash activities
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	60	280	$ 133
Income tax reversal	$ 37	$ 782